INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Voting Right Percentage (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Book value	$ 975,032	$ 925,823
A.C.H Colombia S.A. [Member]
Disclosure of associates [line items]
Ownership interest	34.00%	34.00%
Book value	$ 14,010	$ 12,357
Redeban Multicolor S.A. [Member]
Disclosure of associates [line items]
Ownership interest	20.00%	20.00%
Book value	$ 20,508	$ 19,529
Credibanco S.A. [Member]
Disclosure of associates [line items]
Ownership interest	25.00%	25.00%
Book value	$ 195,157	$ 196,071
Aerocali S.A. [Member]
Disclosure of associates [line items]
Ownership interest	50.00%	50.00%
Book value	$ 19,157	$ 17,633
Colombiana de Extrusion S.A. Extrucol
Disclosure of associates [line items]
Ownership interest	30.00%	30.00%
Book value	$ 11,327	$ 11,476
Concesionaria Tibitoc S.A. [Member]
Disclosure of associates [line items]
Ownership interest	33.00%	33.00%
Book value	$ 18,339	$ 20,165
Metrex S.A. [Member]
Disclosure of associates [line items]
Ownership interest	18.00%	18.00%
Book value	$ 2,054	$ 2,559
C.I. Acepalma S.A. [Member]
Disclosure of associates [line items]
Ownership interest	11.00%	11.00%
Book value	$ 5,458	$ 5,625
Gases del Caribe S.A. E.S.P. [Member]
Disclosure of associates [line items]
Ownership interest	31.00%	31.00%
Book value	$ 269,185	$ 269,739
Gas natural de lima y callao s.a. calidda s.a [Member]
Disclosure of associates [line items]
Ownership interest	40.00%	40.00%
Book value	$ 410,984	$ 363,139
Energia Eficiente S.A. [Member]
Disclosure of associates [line items]
Ownership interest	39.00%	39.00%
Book value	$ 8,252	$ 6,927
Concentra Inteligencia en Energia S.A.S.
Disclosure of associates [line items]
Ownership interest	24.00%	24.00%
Book value	$ 601	$ 603